10-Q PROPERTY AND EQUIPMENT—NET	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT—NET	PROPERTY AND EQUIPMENT—NET
Property and equipment—net composed of the following:

	March 31, 2024	December 31, 2023
Computer equipment	$518,456	$356,939
Furniture and fixtures	91,125	91,125
Leasehold improvements	22,687	22,418
Property and equipment—gross	632,268	470,482
Less: accumulated depreciation	(84,707)	(69,762)
Property and equipment—net	$547,561	$400,720
Depreciation expense for the three months ended March 31, 2024 and 2023, was $14,945 and $1,043, respectively.
PROPERTY AND EQUIPMENT—NET
Property and equipment—net composed of the following:

	December 31, 2023	December 31, 2022
Computer equipment	$356,939	$—
Furniture and fixtures	91,125	19,444
Leasehold improvements	22,418	5,902
Property and equipment—gross	470,482	25,346
Less: accumulated depreciation	(69,762)	(6,729)
Property and equipment—net	$400,720	$18,617
Depreciation expense for the years ended December 31, 2023, and 2022, was $63,033 and $4,282, respectively.